MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Jul. 31, 2025
Summary of mineral property interests
	Maestro Property (formerly Lone Pine)	Jake Property	Total
Balance, July 31, 2022	$365,000	$100,000	$465,000
Additions – option payments	-	225,000	225,000
Acquisition – royalty payments	25,000	-	25,000
Balance, July 31, 2023	$390,000	$325,000	$715,000
Acquisition – cash payments	24,000	-	24,000
Acquisition – share issuance	223,050	-	223,050
Acquisition – royalty payments	25,000	-	25,000
Balance, July 31, 2024	$662,050	$325,000	$987,050
Acquisition – share issuance	9,300	-	9,300
Acquisition – royalty payments	25,000	-	25,000
Balance, July 31, 2025	$696,350	$325,000	$1,021,350